Note 6 - Related Party Transactions (Details Textual) - 1 months ended Feb. 29, 2020 $ in Thousands, ¥ in Millions	USD ($)	CNY (¥)
Dalian Wanchun Biotechnology Co., Ltd. [Member]
Proceeds from Short-term Debt, Total	$ 14	¥ 0.1